Accumulated other comprehensive income (loss) - Schedule of Accumulated Other Comprehensive Income (loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ 6,836,439	$ 7,382,079
Other comprehensive income (loss)	61,958	(123,129)
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations	(3,164)	33,093
OCI, net of tax	58,794	(90,036)
OCI attributable to the non-controlling interests	(1,017)	1,650
Net current period OCI attributable to shareholders of AQN	57,777	(88,386)
Ending Balance	6,624,408	6,836,439
Total
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(160,063)	(71,677)
OCI, net of tax	57,777	(88,386)
Ending Balance	(102,286)	(160,063)
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(98,467)	(76,615)
Other comprehensive income (loss)	(3,788)	(18,013)
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations	(1,598)	(5,489)
OCI, net of tax	(5,386)	(23,502)
OCI attributable to the non-controlling interests	(1,017)	1,650
Net current period OCI attributable to shareholders of AQN	(6,403)	(21,852)
Ending Balance	(104,870)	(98,467)
Unrealized gain (loss) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(97,809)	(3,514)
Other comprehensive income (loss)	57,351	(128,838)
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations	2,136	34,543
OCI, net of tax	59,487	(94,295)
OCI attributable to the non-controlling interests	0	0
Net current period OCI attributable to shareholders of AQN	59,487	(94,295)
Ending Balance	(38,322)	(97,809)
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	36,213	8,452
Other comprehensive income (loss)	8,395	23,722
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations	(3,702)	4,039
OCI, net of tax	4,693	27,761
OCI attributable to the non-controlling interests	0	0
Net current period OCI attributable to shareholders of AQN	4,693	27,761
Ending Balance	$ 40,906	$ 36,213